LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2021	2020
Senior Notes
2017 4.875% Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $13,161 and $16,583, respectively)	$986,839	$983,417
2019 5.250% Senior Notes, due 2026 (net of unamortized deferred financing costs of $3,776 and $4,529, respectively)	496,224	495,471
2019 5.625% Senior Notes, due 2027 (net of unamortized deferred financing costs of $4,954 and $5,686, respectively)	595,046	594,314
2019 5.375% Senior Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $2,041 and $7,991, respectively)	1,147,959	892,009
2020 5.750% Senior Notes, due 2028 (net of unamortized deferred financing costs and original issue premiums of $3,393 and $4,519, respectively)	846,607	845,481
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $3,658 and $4,566, respectively)	496,342	495,434
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $4,186 and $4,738, respectively)	495,814	495,262
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $4,798)	1,095,202	—
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $6,165)	—	593,835

Credit Facilities
2015 Credit Facilities	128	129
2020 Credit Facilities (1)	399,693	249,910
2016 Studio City Credit Facilities (2)	128	129

	6,559,982	5,645,391
Current portion of long-term debt	(128)	—

	$6,559,854	$5,645,391

Notes
(1)
As of December 31, 2021 and 2020, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $35,598 and $43,593 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet, respectively.

(2)
As of December 31, 2021 and 2020, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $389 and $440 are included in long-term prepayments, deposits and other assets, in the accompanying consolidated balance sheets, respectively.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs and Original Issue Premium)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2021 are as follows:

Year ending December 31,
2022	$128
2023	—
2024	—
2025	1,899,693
2026	500,000
Over 2026	4,200,128

$6,599,949